TRADE AND OTHER RECEIVABLES, NET - Allowance (Details) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
TRADE AND OTHER RECEIVABLES, NET
Balance, beginning of period	$ 23,363	$ 45,832
Provision for doubtful accounts	7,418	34,260
Bad debts written off	(11,027)	(62,529)
Foreign exchange	2,306	5,800
Balance, end of period	$ 22,060	$ 23,363